Income Tax - Schedule of Income Tax recorded in Income (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Recorded in Income [Abstract]
Combined rate	34.00%	34.00%	34.00%